Organization and Basis of Presentation (Tables)	12 Months Ended
Dec. 31, 2012
Details of Subsidiaries and PRC Domestic Entities

Details of the Company’s subsidiaries, PRC Domestic Entities and the PRC Domestic Entities’ subsidiaries as of December 31, 2012 are as follows:

Company	Date of Establishment	Place of Establishment	Percentage of Ownership by the Company	Principal Activities

Selovo Investments Limited (“Selovo”)	August 10, 2007	British Virgin Islands (“BVI”)	100%	Investment holding

Pendiary Investments Limited (“Pendiary”)	August 16, 2007	BVI	100%	Investment holding

China Index Academy Limited (formerly known as “Max Impact”)	October 26, 2007	Hong Kong	100%	Investment holding

Bravo Work Investments Llimited (“Bravo Work”)	October 29, 2007	Hong Kong	100%	Investment holding

SouFun International Limited (formerly known as “China Index”)	August 7, 2000	Hong Kong	100%	Investment holding

China Home Holdings Limited (“China Home”)	April 16, 2010	Cayman Islands	100%	Investment holding

China Home Holdings (BVI) Limited (“China Home(BVI)”)	April 16, 2010	BVI	100%	Investment holding

China Home Holdings (HK) Limited (“China Home(HK)”)	May 12, 2010	Hong Kong	100%	Investment holding

China Real Estate Agent University (“China Real Estate”)	May 12, 2010	Hong Kong	100%	Investment holding

Wall Street Index Research Center LLC (“Wall Street”)	November 1, 2011	New York	100%	Investment holding

China Property Holdings Limited (“China Property”)	April 26, 2011	Cayman Islands	100%	Investment holding

China Property Holdings (BVI) Limited (“China Property(BVI)”)	April 26, 2011	BVI	100%	Investment holding

Hong Kong Property Network Limited (“HK Property”)	May 19, 2011	Hong Kong	100%	Investment holding

Best Scholar Holdings Limited (“Best Scholar”)	July 1, 2011	BVI	100%	Investment holding

Best Scholar Holdings (Delaware) Limited (“Best Scholar (Delaware)”)	March 3, 2011	Delaware	100%	Investment holding

Best Work Holdings (New York) LLC (“Best Work”)	March 14, 2011	New York	100%	Investment holding

Sou You Tian Xia Holdings Limited (“Sou You Tian Xia”)	August 31, 2011	Cayman Islands	100%	Investment holding

Sou You Tian Xia Holdings (BVI) Limited (“Sou You Tian Xia (BVI)”)	August 31, 2011	BVI	100%	Investment holding

Sou You Tian Xia Holdings (HK) Limited (“Sou You Tian Xia (HK)”)	September 28, 2011	Hong Kong	100%	Investment holding

Beijing Tuo Shi Huan Yu Network Technology Co.,Ltd. (“BeijingTuoShi”)	March1,2011	PRC	100%	Provision of technology and information consultancy services
Beijing Jia Shang Li Nian Network Technology Co., Ltd. (“Beijing Jia Shang”)	June 9, 2011	PRC	100%	Provision of technology and information consultancy services
Beijing Sou You Tian Xia Network Technology Co., Ltd. (“Beijing Sou You Tian Xia”)	May 24, 2012	PRC	100%	Provision of technology and information consultancy services
Beijing Hua Ju Tian Xia Network Technology Co., Ltd. (“Beijing Hua Ju Tian Xia”)	July 25, 2012	PRC	100%	Provision of technology and information consultancy services
Beijing Li Man Wan Jia Network Technology Co., Ltd. (“Beijing Li Man Wan Jia”)	July 25, 2012	PRC	100%	Provision of technology and information consultancy services
Beijing Hong An Tu Sheng Network Technology Co., Ltd. (“Beijing Hong An”)	January 1, 2011	PRC	100%	Provision of technology and information consultancy services
Shanghai SouFun Information Co., Ltd. (“SouFun Shanghai”)	May 31, 2000	PRC	100%	Provision of technology and information consultancy services
SouFun Information (Shenzhen) Co., Ltd. (“SouFun Shenzhen”)	June 23, 2000	PRC	100%	Provision of technology and information consultancy services
SouFun Information (Tianjin) Co., Ltd. (“SouFun Tianjin”)	March 2, 2001	PRC	100%	Provision of technology and information consultancy services
Tianjin SouFun Network Technology Co., Ltd. (“Tianjin SouFun Network”)	March 1, 2012	PRC	100%	Provision of technology and information consultancy services
SouFun Media Technology (Beijing) Co., Ltd. (“SouFun Media”)	November 28, 2002	PRC	100%	Provision of technology and information consultancy services

Beijing SouFun Network Technology Co., Ltd. (“SouFun Network”)	March 16, 2006	PRC	100%	Provision of technology and information consultancy services

Beijing Zhong Zhi Shi Zheng Information Technology Co. Ltd., (“Beijing Zhongzhi”)	June 5, 2007	PRC	100%	Provision of technology and information consultancy services
Beijing Zhong Zhi Xun Bo Information Technology Co. Ltd., (“Zhongzhi Xun Bo”)	January 6, 2012	PRC	100%	Provision of technology and information consultancy services

Beijing Jia Tian Xia Advertising Co., Ltd. (“Beijing Advertising”)	September 1, 2000	PRC	Nil	Provision of marketing services, listing services and e-commerce services

Beijing SouFun Internet Information Service Co., Ltd. (“Beijing Internet”)	December 17, 2003	PRC	Nil	Provision of marketing services and listing services

Beijing China Index Information Co., Ltd. (“Beijing China Index”)	November 8, 2004	PRC	Nil	Provision of other value-added services and products

Shanghai Jia Biao Tang Real Estate Broking Co., Ltd. (“Shanghai JBT Real Estate Broking”)	July 7, 2005	PRC	Nil	Provision of marketing services and listing services

Beijing SouFun Science and Technology Development Co., Ltd. (“Beijing Technology”)	March 14, 2006	PRC	Nil	Provision of marketing services and listing services

Shanghai China Index Consultancy Co., Ltd. (“Shanghai China Index”)	December 12, 2006	PRC	Nil	Provision of other value-added services and products

Shanghai SouFun Advertising Co., Ltd. (“Shanghai Advertising”)	December 12, 2006	PRC	Nil	Provision of marketing services and listing services

Beijing Century Jia Tian Xia Technology Development Co., Ltd. (“Beijing JTX Technology”)	December 21, 2006	PRC	Nil	Provision of marketing services and listing services

Tianjin Jia Tian Xia Advertising Co., Ltd. (“Tianjin JTX Advertising”)	November 22, 2007	PRC	Nil	Provision of marketing services and listing services
Beijing Li Tian Rong Ze Technology Development Co., Ltd. (“Beijing Li Tian Rong Ze”)	September 10, 2009	PRC	Nil	Provision of marketing services and listing services

Beijing Yi Ran Ju Ke Technology Development Co., Ltd. (“Beijing YiRanJuKe”)	September 10, 2011	PRC	Nil	Provision of marketing services and listing services

Beijing Li Tian Rong Ze Wan Jia Technology Development Co., Ltd. (“Beijing Li Tian Rong Ze Wan Jia”)	December 1, 2012	PRC	Nil	Provision of marketing services and listing services

Guangxi Overseas Talent Industrial Park Investment Co., Ltd. (“Guangxi Overseas Talent”)	December 1, 2012	PRC	Nil	Investment, management and operation of industrial park

Carrying Amount of Assets and Liabilities

The carrying amounts of the assets, liabilities and the results of operations of the PRC Domestic Entities and PRC Domestic Entities’ subsidiaries included in the Company’s consolidated balance sheets and statements of comprehensive income are as follows:

	As of December 31,
	2011	2012
	US$	US$
Total assets	341,826	467,851
Current	89,406	80,242
Non-current	252,420	387,609

Total liabilities	206,138	272,302
Current	206,138	272,302
Non-current	—	—

Net assets	135,688	195,549

Result of Operations

	For the Years Ended December 31,
	2010	2011	2012
	US$	US$	US$
Total revenues	129,448	121,349	157,859
Net income	58,978	35,457	58,898